Transactions with Related Parties - Account Balances with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Wave City Development Co., Ltd. [member] | Accounts Receivable Trade And Others [member]
Disclosure of transactions between related parties [line items]
Allowances for losses on accounts receivable from related party	₩ 10,880	₩ 13,283